Stated capital	12 Months Ended
Dec. 31, 2024
Stated capital
Stated capital

25.Stated capital

			Stated
			capital net
	Number of	Stated	of issue
	shares	capital	costs (a)
	000’s	$'000	$'000

At January 1, 2022	327,820	5,253,508	5,223,484
Shares issued on exercise of options	4,100	88,469	88,469
At December 31, 2022	331,920	5,341,977	5,311,953

Shares issued on exercise of options	2,478	92,896	92,896
Shares repurchased and canceled through buyback program	(1,879)	(10,037)	(10,037)
At December 31, 2023	332,519	5,424,836	5,394,812

Shares issued on exercise of options	922	8,327	8,327
At December 31, 2024	333,441	5,433,163	5,403,139

As of December 31, 2024, stated capital was made up of share capital of $100,032,281 and share premium of $5,303,107,140.

In August 2023, the Company’s board of directors (the “Board”) authorized a stock repurchase program for up to $50.0 million of the Company’s ordinary shares, effective as of August 15, 2023 through August 15, 2025, subject to market conditions, contractual restrictions, regulatory requirements and other factors. During the third quarter of 2023, the Company repurchased 948,101 shares, at an average price of $5.04 per share, for $4.8 million under its stock repurchase program. During the fourth quarter of 2023, the Company repurchased a further 930,556 shares, at an average price of $5.61 per share, for $5.2 million. No shares were repurchased during the fiscal year ended December 31, 2024. All shares repurchased were canceled.

Summarized below are the terms of the shares for the year end December 31, 2024, and 2023:

●	There is only one class of ordinary shares.
●	Ordinary shares have a par value of $0.30 each.
●	The holders of our ordinary shares are entitled to such dividends as may be declared by our board of directors subject to the Companies Act and our Articles. Dividends and other distributions on issued and outstanding ordinary shares may be paid out of the funds of the Company lawfully available for such purpose, subject to any preference of any outstanding preferred shares. Dividends and other distributions will be distributed among the holders of our ordinary shares on a pro rata basis.
●	Voting at any shareholders’ meeting is by way of poll. On a poll every shareholder present in person or by proxy shall have one vote for each ordinary share on all matters upon which the ordinary shares are entitled to vote except that, for so long as the number of ordinary shares held by Mobile Telephone Networks (Netherlands) B.V. or an affiliate of it or MTN Group is greater than twenty percent (20%) of the total number of ordinary shares in issue, each ordinary share held by MTN Group shall entitle MTN Group to the number of votes per ordinary share calculated by dividing 20% of the total number of ordinary shares in issue by the number of Shares held by MTN Group.
●	Any of our shareholders may transfer all or any of his or her ordinary shares by an instrument of transfer in the usual or common form or any other form approved by our board of directors, subject to the applicable restrictions of our Articles, such as the suspension of transfers for a period immediately preceding a general meeting, or the determination that a proposed transfer is not eligible, as well as restrictions in our Shareholders’ Agreement and our Registration Rights Agreement.
●	On a return of capital on winding up or otherwise (other than on conversion, redemption or purchase of ordinary shares), assets available for distribution among the holders of ordinary shares shall be distributed among the holders of the ordinary shares on a pro rata basis.

The authorized share capital of the Company is 1,700,000,000 shares with par value of $0.30 each. All ordinary shares issued were fully paid up and non-assessable as of December 31, 2024, and 2023.